Schedule of RSUs outstanding (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Surrenders	(609,866)
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period		3,779,623	3,779,623
Issued			100,000
Forfeitures			(100,000)
Surrenders		(609,866)
RSUs outstanding, end of period		3,169,757	3,779,623